GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 30, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Note F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 30, 2011, and October 31, 2010, are presented in the table below. The additions during fiscal 2010 primarily relate to the Country Crock® acquisition.

	Grocery	Refrigerated
(in thousands)	Products	Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 25, 2009	$123,316	$85,923	$203,214	$207,028	$674	$620,155
Goodwill acquired	–	8,868	–	–	–	8,868
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below.

	October 30, 2011			October 31, 2010
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average	Carrying	Accumulated	Average
(in thousands)	Amount	Amortization	Life (in Years)	Amount	Amortization	Life (in Years)
Customer lists/relationships	$22,378	$(12,556)	10.9	$22,378	$(10,194)	10.9
Proprietary software & technology	22,000	(14,822)	9.3	23,650	(13,974)	9.0
Formulas & recipes	18,354	(10,047)	8.8	22,404	(11,914)	8.5
Non-compete covenants	5,370	(5,124)	4.6	7,200	(6,275)	4.4
Distribution network	4,120	(3,371)	10.0	4,120	(2,959)	10.0
Other intangibles	8,660	(4,981)	7.4	9,740	(5,011)	6.8
Total	$80,882	$(50,901)	9.1	$89,492	$(50,327)	8.8

Amortization expense for the fiscal years ended October 30, 2011, October 31, 2010, and October 25, 2009, was $9.5 million, $10.5 million, and $10.4 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 30, 2011, is as follows:

2012	$8,906
2013	7,699
2014	6,303
2015	3,192
2016	1,023

The carrying amounts for indefinite-lived intangible assets are as follows.

	October 30,	October 31,
(in thousands)	2011	2010
Brand/tradename/trademarks	$94,081	$94,373
Other intangibles	7,984	7,984
Total	$102,065	$102,357

During the fourth quarter of fiscal years 2011 and 2010, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no material impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no changes identified.